Marketable Securities (Details) - Schedule of available-for-sale securities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable securities – restricted
Amortized Cost	$ 46,648	$ 24,634
Unrealized Gain		17
Unrealized Loss	(11)
Estimated Fair Value	46,637	24,651
Corporate Debt Securities [Member]
Marketable securities – restricted
Amortized Cost	4,473	5,938	$ 12,481
Unrealized Gain		17	24
Unrealized Loss
Estimated Fair Value	4,473	5,955	12,505
U.S. Treasury Securities [Member]
Marketable securities – restricted
Amortized Cost	22,319	6,994	11,659
Unrealized Gain			23
Unrealized Loss	(11)
Estimated Fair Value	22,308	6,994	11,682
Commercial Paper [Member]
Marketable securities – restricted
Amortized Cost	14,681	8,791	6,273
Unrealized Gain
Unrealized Loss
Estimated Fair Value	14,681	8,791	6,273
Asset-backed Securities [Member]
Marketable securities – restricted
Amortized Cost	5,175	2,911	1,499
Unrealized Gain			1
Unrealized Loss
Estimated Fair Value	$ 5,175	$ 2,911	$ 1,500